Changes in the scope of the consolidated condensed interim financial statements, 2020 (Details) $ in Thousands	Apr. 03, 2020 USD ($) MW	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 29, 2019 USD ($)
Asset Acquisition [Abstract]
Concessional assets		$ 162,000
Non-current project debt		(4,194,978)		$ (4,069,909)
Current project debt		(812,555)		(782,439)
Chile PV I [Member] | Renewable Energy [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired	35.00%
Total investment	$ 4,000
Gross capacity | MW	55
Percentage of non-controlling interests	65.00%
Asset Acquisition [Member]
Asset Acquisition [Abstract]
Concessional assets		162,489		28,738
Other non-current assets		931		25,342
Cash & cash equivalents		17,646
Other current assets		29,998		1,503
Non-current project debt		(150,087)
Current project debt		(8,357)
Other current and non-current liabilities		(4,378)		(1,512)
Non-controlling interests		(25,632)		(92,303)
Asset acquisition - purchase price		(22,610)		(73,126)
Net result of the asset acquisition		$ 0		$ 0
Befesa Agua Tenes, S.L.U. [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired			51.00%
Total investment			$ 19,000
Asset Acquisition [Abstract]
Asset acquisition - purchase price					$ (19,900)